Shareholder Report, Line Graph (Details) - USD ($)							3 Months Ended	7 Months Ended		8 Months Ended	12 Months Ended
	Nov. 02, 2023	Mar. 01, 2022	Aug. 01, 2019	Apr. 01, 2019	Apr. 10, 2017	Oct. 31, 2015	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
C000017045 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000					$ 21,217	$ 19,092		$ 15,471	$ 14,706	$ 17,704	$ 14,354	$ 13,348	$ 11,937	$ 11,734	$ 10,314
C000017047 [Member]
Account Value [Line Items]
Accumulated Value						10,000					21,647	19,442		15,717	14,910	17,913	14,495	13,453	12,007	11,781	10,335
C000189734 [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000				$ 10,721		19,693	17,686		14,305	13,570	16,302	13,192	12,243	10,927
C000017101 [Member]
Account Value [Line Items]
Accumulated Value						10,000					44,921	35,707		25,981	21,567	30,061	20,924	16,515	14,194	12,878	10,040
C000017103 [Member]
Account Value [Line Items]
Accumulated Value						10,000					45,835	36,358		26,401	21,869	30,431	21,140	16,654	14,281	12,929	10,064
C000189744 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,490		41,217	32,646		23,671	19,578	27,199	18,871	14,842	12,709
C000017102 [Member]
Account Value [Line Items]
Accumulated Value						9,425					41,303	32,910		24,005	19,973	27,919	19,482	15,415	13,281	12,081	9,442
C000088050 [Member]
Account Value [Line Items]
Accumulated Value						10,000					40,664	32,644		23,992	20,116	28,322	19,913	15,876	13,777	12,626	9,942
C000017105 [Member]
Account Value [Line Items]
Accumulated Value						10,000					42,742	34,140		24,964	20,830	29,180	20,415	16,193	13,985	12,754	9,994
C000189743 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,480		40,693	32,278		23,438	19,419	27,017	18,768	14,785	12,680
C000131599 [Member]
Account Value [Line Items]
Accumulated Value						10,000					46,526	36,852		26,721	22,104	30,704	21,299	16,754	14,343	12,969	10,076
C000236113 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000								$ 8,259	17,675	13,928		10,042
C000017106 [Member]
Account Value [Line Items]
Accumulated Value						10,000					29,926	25,410		18,082	18,063	26,049	18,534	14,828	12,650	11,805	9,774
C000017108 [Member]
Account Value [Line Items]
Accumulated Value						10,000					30,522	25,863		18,374	18,321	26,359	18,724	14,949	12,723	11,851	9,793
C000189746 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,029		28,749	24,324		17,250	17,178	24,674	17,502	13,953	11,857
C000017107 [Member]
Account Value [Line Items]
Accumulated Value						9,425					27,501	23,401		16,705	16,726	24,172	17,251	13,831	11,831	11,068	9,186
C000017109 [Member]
Account Value [Line Items]
Accumulated Value						10,000					27,058	23,215		16,680	16,843	24,519	17,624	14,244	12,273	11,564	9,671
C000055524 [Member]
Account Value [Line Items]
Accumulated Value						10,000					28,458	24,279		17,373	17,441	25,271	18,077	14,534	12,459	11,685	9,725
C000189745 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,018		28,383	24,052		17,090	17,033	24,506	17,408	13,898	11,828
C000129042 [Member]
Account Value [Line Items]
Accumulated Value						10,000					30,989	26,220		18,595	18,516	26,598	18,866	15,040	12,781	11,888	9,807
C000236114 [Member]
Account Value [Line Items]
Accumulated Value		10,000								8,743	14,924	12,543		8,841
C000017094 [Member]
Account Value [Line Items]
Accumulated Value						10,000					34,657	30,260		22,843	20,908	25,279	17,616	15,824	13,630	12,786	10,099
C000017095 [Member]
Account Value [Line Items]
Accumulated Value						10,000					35,363	30,822		23,215	21,208	25,592	17,799	15,956	13,712	12,838	10,119
C000189742 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,440		31,882	27,742		20,866	19,033	22,935	15,926	14,258	12,233
C000017096 [Member]
Account Value [Line Items]
Accumulated Value						9,425					31,865	27,897		21,106	19,370	23,479	16,404	14,769	12,753	11,995	9,495
C000017098 [Member]
Account Value [Line Items]
Accumulated Value						10,000					31,366	27,667		21,090	19,502	23,818	16,765	15,210	13,228	12,538	9,998
C000017099 [Member]
Account Value [Line Items]
Accumulated Value						10,000					32,963	28,925		21,944	20,187	24,530	17,181	15,511	13,423	12,658	10,044
C000189741 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,427		31,476	27,432		20,661	18,875	22,779	15,843	14,203	12,206
C000212514 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000				$ 10,895			24,365	21,201		15,944	14,545	17,527	12,169
C000212513 [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,923			25,078	21,729		16,271	14,776	17,725	12,257
C000017053 [Member]
Account Value [Line Items]
Accumulated Value						10,000					43,755	35,008		25,602	22,098	28,948	20,586	16,325	14,075	12,919	10,098
C000017055 [Member]
Account Value [Line Items]
Accumulated Value						10,000					44,640	35,646		26,013	22,411	29,299	20,793	16,456	14,159	12,973	10,119
C000189738 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,462		39,925	31,833		23,196	19,955	26,047	18,458	14,585	12,533
C000017054 [Member]
Account Value [Line Items]
Accumulated Value						9,425					40,217	32,258		23,647	20,465	26,876	19,161	15,233	13,167	12,117	9,494
C000017058 [Member]
Account Value [Line Items]
Accumulated Value						10,000					39,594	32,000		23,632	20,606	27,264	19,582	15,684	13,660	12,664	9,998
C000017059 [Member]
Account Value [Line Items]
Accumulated Value						10,000					41,628	33,474		24,603	21,343	28,099	20,082	16,005	13,868	12,793	10,049
C000189737 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,452		39,394	31,456		22,956	19,775	25,855	18,348	14,523	12,498
C000131597 [Member]
Account Value [Line Items]
Accumulated Value						10,000					45,321	36,134		26,329	22,650	29,565	20,951	16,556	14,226	13,011	10,135
C000247666 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000										16,876		$ 13,380
C000017049 [Member]
Account Value [Line Items]
Accumulated Value						10,000					31,123	27,796		20,621	21,896	29,878	21,563	16,283	14,410	13,234	9,923
C000017048 [Member]
Account Value [Line Items]
Accumulated Value						10,000					31,745	28,301		20,953	22,199	30,239	21,784	16,408	14,500	13,281	9,947
C000189736 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,567		27,971	24,905		18,414	19,479	26,486	19,051	14,329	12,642
C000017050 [Member]
Account Value [Line Items]
Accumulated Value						9,425					28,609	25,628		19,059	20,286	27,746	20,074	15,192	13,477	12,409	9,329
C000017052 [Member]
Account Value [Line Items]
Accumulated Value						10,000					28,180	25,419		19,048	20,437	28,164	20,529	15,650	13,994	12,978	9,832
C000055516 [Member]
Account Value [Line Items]
Accumulated Value						10,000					29,614	26,583		19,825	21,144	29,011	21,041	15,964	14,204	13,102	9,880
C000189735 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,556		27,621	24,627		18,227	19,322	26,309	18,949	14,275	12,609
C000131596 [Member]
Account Value [Line Items]
Accumulated Value						10,000					32,228	28,695		21,213	22,440	30,517	21,948	16,514	14,562	13,323	9,962
C000212512 [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,522			21,563	19,050		13,969	14,664	19,774	14,109
C000017060 [Member]
Account Value [Line Items]
Accumulated Value						10,000					49,062	39,539		27,805	23,989	33,553	23,187	16,831	14,786	13,034	9,994
C000017062 [Member]
Account Value [Line Items]
Accumulated Value						10,000					50,054	40,251		28,248	24,326	33,957	23,419	16,965	14,874	13,084	10,014
C000189740 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,693		45,268	36,351		25,473	21,903	30,528	21,023	15,206	13,312
C000017061 [Member]
Account Value [Line Items]
Accumulated Value						9,425					45,098	36,433		25,686	22,218	31,157	21,584	15,705	13,832	12,224	9,396
C000017063 [Member]
Account Value [Line Items]
Accumulated Value						10,000					44,401	36,139		25,671	22,369	31,604	22,058	16,173	14,352	12,778	9,897
C000017064 [Member]
Account Value [Line Items]
Accumulated Value						10,000					46,668	37,794		26,711	23,164	32,562	22,612	16,495	14,564	12,904	9,945
C000189739 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,682		44,693	35,944		25,224	21,721	30,318	20,909	15,147	13,281
C000131598 [Member]
Account Value [Line Items]
Accumulated Value						10,000					50,811	40,804		28,594	24,582	34,267	23,597	17,067	14,942	13,125	10,029
C000214991 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 10,226				31,514	25,172		17,541	14,995	20,778	14,224
S&P 500 [Member]
Account Value [Line Items]
Accumulated Value						10,000					39,196	32,272		23,383	21,230	24,862	17,397	15,857	13,870	12,921	10,451
Bloomberg U.S. Aggregate Bond [Member]
Account Value [Line Items]
Accumulated Value						10,000					12,071	11,370		10,286	10,249	12,155	12,214	11,502	10,315	10,531	10,437
S&P 500 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,041		33,492	27,577		19,981	18,141	21,245	14,865	13,550	11,852
Bloomberg U.S. Aggregate Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				10,212		11,705	11,025		9,974	9,938	11,787	11,843	11,153	10,002
Russell 1000 [Member]
Account Value [Line Items]
Accumulated Value						10,000					38,358	31,665		22,935	20,948	25,051	17,456	15,745	13,793	12,893	10,426
Russell 1000 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,033		32,825	27,098		19,626	17,926	21,437	14,938	13,474	11,803
Russell 1000 (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000								9,015	16,509	13,628		9,871
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value						10,000					37,343	30,910		22,422	20,688	24,782	17,221	15,635	13,776	12,924	10,424
Russell 3000 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,036		31,888	26,395		19,147	17,666	21,162	14,706	13,351	11,764
Russell 3000 (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000								9,032	16,302	13,494		9,788
S&P 500 (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,713			26,481	21,804		15,798	14,343	16,797	11,754
Russell 1000 (Inception Date 11/2/2023) [Member]
Account Value [Line Items]
Accumulated Value	10,000										16,246		13,412
Russell 3000 (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,633			25,397	21,022		15,249	14,070	16,854	11,712
Russell 1000 (Inception Date 8/1/2019) [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,294				25,080	20,704		14,995	13,696	16,379	11,413
60% S&P 500/40% Bloomberg U.S. Aggregate Bond [Member]
Account Value [Line Items]
Accumulated Value						10,000					25,079	21,752		17,204	16,191	18,987	15,310	14,051	12,365	11,929	10,457
60% S&P 500/40% Bloomberg U.S. Aggregate Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				10,696		22,490	19,507		15,428	14,519	17,027	13,729	12,600	11,088
Russell 1000 Growth [Member]
Account Value [Line Items]
Accumulated Value						10,000					53,572	41,044		28,549	24,001	31,830	22,226	17,200	14,688	13,267	10,228
Russell 1000 Growth (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,538		46,592	35,696		24,829	20,873	27,682	19,330	14,959	12,774
Russell 1000 Growth (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000								8,511	18,998	14,555		10,124
Russell Midcap Growth [Member]
Account Value [Line Items]
Accumulated Value						10,000					32,914	27,522		19,847	19,204	27,024	19,382	16,001	13,454	12,675	10,040
Russell Midcap Growth (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,378		29,545	24,704		17,815	17,238	24,258	17,398	14,363	12,077
Russell Midcap Growth (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000								$ 8,716	14,940	12,492		9,008
Russell 1000 Growth (Inception Date 11/2/2023) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000										18,156		$ 13,910
Russell 2000 Growth [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000					25,121	21,145		15,492	16,771	22,670	16,374	14,443	13,574	$ 13,036	$ 9,951
Russell 2000 Growth (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000				$ 11,426		22,019	18,533		13,578	14,700	19,870	14,352	$ 12,659	$ 11,898
Russell 2000 Growth (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000				$ 10,049			17,478	14,711		10,778	11,668	15,773	11,392
Russell 1000 Growth (Inception Date 8/1/2019) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 10,260				$ 31,955	$ 24,482		$ 17,029	$ 14,316	$ 18,986	$ 13,258